ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.             ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Accounts receivable	292,842	188,103	27,020
Less: allowance for doubtful accounts	(82,366)	(82,495)	(11,850)

	210,476	105,608	15,170

As of December 31, 2018 and 2019, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Balance, beginning of year	81,301	82,366	11,832
Additions for the current year	6,719	3,066	440
Recovery	(5,654)	(2,937)	(422)

Balance, end of year	82,366	82,495	11,850

Accounts receivable with carrying amount of RMB12,989,000 was pledged by the Group to secure the finance lease (Note 17) as of December 31, 2018. No accounts receivable was pledged as of December 31, 2019.